Commitments (Tables)	3 Months Ended
Jun. 30, 2015
Commitments Tables
Schedule of operating leases	Total future minimum payments required under the new operating lease are as follows.
Year Ending June 30,
2016	$45,600
2017	45,600
2018	38,000
$129,200